CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - Rigetti Computing, Inc - USD ($) $ in Thousands	Total	Newly Stated [Member] [1]	Preferred Stock Redeemable Convertible Preferred Stock [Member]	Preferred Stock Redeemable Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock Redeemable Convertible Preferred Stock [Member] Newly Stated [Member] [1]	Common Stock	Common Stock Revision of Prior Period, Adjustment [Member]	Common Stock Newly Stated [Member] [1]	Additional Paid-In Capital	Additional Paid-In Capital Revision of Prior Period, Adjustment [Member]	Additional Paid-In Capital Newly Stated [Member] [1]	Accumulated Other Comprehensive Gain (Loss)	Accumulated Other Comprehensive Gain (Loss) Newly Stated [Member] [1]	Accumulated Deficit	Accumulated Deficit Newly Stated [Member] [1]
Beginning balance at Dec. 31, 2020	$ (32,256)	$ (32,256)	$ 81,523		$ 81,523	$ 0	$ 2	$ 2	$ 133,144	$ (2)	$ 133,142	$ 5	$ 5	$ (165,405)	$ (165,405)
Beginning balance, shares at Dec. 31, 2020			98,726,505	(21,029,826)	77,696,679	20,975,317	(4,467,972)	16,507,345
Issuance of Common Stock upon Exercise of Stock Options	26								26
Issuance of Common Stock upon Exercise of Stock Options, shares						118,566
Stock-Based Compensation	597								597
Foreign Currency Translation Gain (Loss)	52											52
Net Loss	(7,787)													(7,787)
Ending balance at Mar. 31, 2021	(39,368)		$ 81,523			$ 2			133,765			57		(173,192)
Ending balance, shares at Mar. 31, 2021			77,696,679			16,625,911
Beginning balance at Dec. 31, 2021	(71,528)	$ (71,528)	$ 81,523		$ 81,523	$ 0	$ 2	$ 2	135,551	$ (2)	$ 135,549	52	$ 52	(207,131)	$ (207,131)
Beginning balance, shares at Dec. 31, 2021			98,726,505	(21,029,826)	77,696,679	23,153,127	(4,932,058)	18,221,069
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring	81,523		$ (81,523)			$ 6			81,517
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring, shares			(77,696,679)			57,380,563
Issuance of Common Stock upon Exercise of Stock Options	$ 574								574
Issuance of Common Stock upon Exercise of Stock Options, shares	1,123,539					1,123,539
Issuance of Common Stock upon Exercise of Common Stock Warrants	$ 28								28
Issuance of Common Stock upon Exercise of Common Stock Warrants, shares						2,234,408
Issuance of common stock through Business Combination and PIPE financing, net of transaction costs and derivative liabilities	153,813					$ 3			153,810
Issuance of common stock through Business Combination and PIPE financing, net of transaction costs and derivative liabilities, shares						34,850,706
Stock-Based Compensation	11,481								11,481
Foreign Currency Translation Gain (Loss)	9											9
Net Loss	(10,470)													(10,470)
Ending balance at Mar. 31, 2022	$ 165,430		$ 0			$ 11			$ 382,959			$ 61		$ (217,601)
Ending balance, shares at Mar. 31, 2022	113,810,285		0			113,810,285

[1]	Shares of legacy Redeemable Convertible Series C Preferred Stock, Redeemable Convertible Series C-1 Preferred Stock, legacy Class A common stock, and legacy Class B common stock have been retroactively restated to give effect to the Business Combination.